SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 28, 2013 MethylGene Subsequent event
Basis of presentation
Ratio of reverse split of the common shares							50
Exercisable ratio of outstanding options and warrants							50
Foreign currency translation
Net foreign exchange (losses) and gains recognized in other income	$ (754,000)	$ 11,000	$ (1,400,000)	$ 10,000	$ (12,000)	$ 44,000
Marketable securities and term deposits
Minimum original maturity period of marketable securities					90 days